Finance income and expense (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income
Interest received on bank deposits	£ 86	£ 24	£ 73	£ 29
Other interest receivable	2		10
Gain on equity settled derivative financial liability	751	386	487	468	936
Total finance income	839	410	570	497	936
Finance expense
Interest expense on lease liabilities	11	15	28	43	36
Interest expense on deferred consideration	38
Other loans		7	13	10	8
Total finance expense	£ 49	£ 22	£ 41	£ 53	£ 44